UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F

Report for the Calendar Year or Quarter Ended:   June 30, 2007

Check here if Amendment [   ]    Amendment Number:  _________
           This Amendment: [     ]   is a restatement.
                           [     ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Talon Capital, LLC
Address:  1001 Farmington Avenue, Suite 200
          West Hartford, CT  06107

Form 13F File Number:  028-11151

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      H. Mark Lunenburg
Title:     Member
Phone:     (860) 920-1000

Signature, Place, and Date of Signing:

/s/ H. Mark Lunenburg   West Hartford, CT        August 13, 2007
     [Signature]	 [City, State]              [Date]

Report Type:

[X]  13F HOLDINGS REPORT
[  ] 13F NOTICE
[  ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:    None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          One*

Form 13F Information Table Entry Total:     56

Form 13F Information Table Value Total:     $95,889 (in thousands)

List of Other Included Managers:

13F No.         Name
028-11150       H. Mark Lunenburg

* Mr. Lunenburg is the Investment Manager of a single investment advisory firm, Talon Capital, LLC, which has investment discretion over the investment portfolios reported herein.

                                  Title Of               Value  SH/Prn  SH/ PUT/ Investment  Other         Voting Authority
Name Of Issuer                     Class       CUSIP   x$1,000   Amt   Prn CALL Discretion Managers       Sole Shared    None
AES CORP                          Common     00130H105   1,094  50,000            OTHER      (1)                        50,000
AGL RES INC                       Common     001204106     405  10,000            OTHER      (1)                        10,000
ALLEGHENY ENERGY                  Common     017361106   5,676 109,700            OTHER      (1)                        109,700
AMEREN CORP                       Common     023608102   1,715  35,000            OTHER      (1)                        35,000
ANADARKO PETE CORP                Common     032511107     390   7,500            OTHER      (1)      7,500
AT&T INC                          Common     00206R102   1,805  43,500            OTHER      (1)                        43,500
BUNGE LIMITED                     Common     G16962105     423   5,000            OTHER      (1)      5,000
CANADIAN NAT RES LTD              Common     136385101     498   7,500            OTHER      (1)      7,500
CHESAPEAKE ENERGY CORP            Common     165167107     519  15,000            OTHER      (1)      15,000
CLECO CORP NEW                    Common     12561W105   2,141  87,400            OTHER      (1)                        87,400
CLEVELAND CLIFFS INC              Common     185896107     233   3,000            OTHER      (1)      3,000
COMCAST CORP NEW                   CL A      20030N101     281  10,000            OTHER      (1)      10,000
COMPANHIA VALE DO RIO DOCE     SPONSORED ADR 204412209     223   5,000            OTHER      (1)      5,000
CONOCOPHILLIPS                    Common     20825C104     589   7,500            OTHER      (1)      7,500
COSOLIDATED WATER CO INC            ORD      G23773107     386  13,164            OTHER      (1)                        13,164
DOMINION RES INC VA NEW           Common     25746U109   8,588  99,500            OTHER      (1)                        99,500
DPL INC                           Common     233293109     283  10,000            OTHER      (1)                        10,000
DTE ENERGY CO                     Common     233331107   4,412  91,500            OTHER      (1)                        91,500
EASTMAN KODAK CO                  Common     277461109     696  25,000            OTHER      (1)      25,000
EDISON INTL                       Common     281020107   3,676  65,500            OTHER      (1)                        65,500
EMPIRE DIST ELEC CO               Common     291641108   2,089  93,400            OTHER      (1)                        93,400
ENCANA CORP                       Common     292505104     461   7,500            OTHER      (1)      7,500
ENTERGY CORP NEW                  Common     29364G103   4,476  41,700            OTHER      (1)                        41,700
ENTERPRISE PRODS PARTNERS L       Common     293792107     318  10,000            OTHER      (1)                        10,000
EQUITABLE RES INC                 Common     294549100   1,982  40,000            OTHER      (1)                        40,000
EXCO RESOURCES INC                Common     269279402     523  30,000            OTHER      (1)                        30,000
EXELON CORP                       Common     30161N101   4,864  67,000            OTHER      (1)                        67,000
FIRSTENERGY CORP                  Common     337932107   5,567  86,000            OTHER      (1)                        86,000
FREEPORT MCMORAN COPPER & GOLD    Common     35671D857     828  10,000            OTHER      (1)      10,000
GOOGLE INC                         CL A      38259P508     523   1,000            OTHER      (1)      1,000
GREEN MTN COFFEE ROASTERS INC     Common     393122106     276   3,500            OTHER      (1)      3,500
MGE ENERGY INC                    Common     55277P104   2,032  62,200            OTHER      (1)                        62,200
MIDDLESEX WATER CO                Common     596680108     444  23,091            OTHER      (1)                        23,091
MONSANTO CO NEW                   Common     61166W101     507   7,500            OTHER      (1)      7,500
NORTHEAST UTILS                   Common     664397106   3,403 120,000            OTHER      (1)                        120,000
NSTAR                             Common     67019E107   2,349  72,400            OTHER      (1)                        72,400
NUANCE COMMUNICATIONS INC         Common     67020Y100   1,673 100,000            OTHER      (1)      100,000
OGE ENERGY CORP                   Common     670837103   1,100  30,000            OTHER      (1)                        30,000
PG&E CORP                         Common     69331C108   3,284  72,500            OTHER      (1)                        72,500
PORTLAND GEN ELEC CO            Common New   736508847   1,098  40,000            OTHER      (1)                        40,000
PPL CORP                          Common     69351T106   5,287 113,000            OTHER      (1)                        113,000
PRIDE INTL INC DEL                Common     74153Q102   1,124  30,000            OTHER      (1)      30,000
PUBLIC SVC ENTERPRISE GROUP       Common     744573106   4,038  46,000            OTHER      (1)                        46,000
QUEST DIAGNOSTICS INC             Common     74834L100     258   5,000            OTHER      (1)      5,000
SELECT SECTOR SPDR TR          SBI INT-UTILS 81369Y886     990  25,000     Put    OTHER      (1)                        25,000
SELECT SECTOR SPDR TR          SBI INT-UTILS 81369Y886     990  25,000     Put    OTHER      (1)                        25,000
SONUS NETWORKS INC                Common     835916107      85  10,000            OTHER      (1)      10,000
SPECTRA ENERGY  CORP              Common     847560109     779  30,000            OTHER      (1)                        30,000
SUNCOR ENERGY INC                 Common     867229106     674   7,500            OTHER      (1)      7,500
TRANSOCEAN INC                      ORD      G90078109   1,060  10,000            OTHER      (1)      10,000
TRIMBLE NAVIGATION LTD            Common     896239100     322  10,000            OTHER      (1)      10,000
UIL HLDG CORP                     Common     902748102   3,161  95,500            OTHER      (1)                        95,500
WILLBROS GROUP INC                Common     969199108     985  33,200            OTHER      (1)                        33,200
WISCONSIN ENERGY CORP             Common     976657106   2,212  50,000            OTHER      (1)                        50,000
XCEL ENERGY INC                   Common     98389B100   2,094 102,300            OTHER      (1)                        102,300
                                                        95,889
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